Shared Services Agreement with Asuragen (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shared Services Agreement with Asuragen
Shared Services Agreement
Expense	$ 316	$ 490	$ 506
Sublease Agreement with Asuragen
Shared Services Agreement
Expense	$ 59	$ 89